ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199 WWW.ROPESGRAY.COM

June 22, 2018	Kathleen M. Nichols T +1 617 854 2418 F +1 617 235 0862 kathleen.nichols@ropesgray.com

BY EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:                             Voya Prime Rate Trust (File Nos. 333-224417 and 811-05410)

Dear Ladies and Gentlemen:

Attached for filing, via the EDGAR system, is Pre-Effective Amendment No. 1 (the “Amendment”) to the registration statement of Voya Prime Rate Trust (the “Trust”).  The registration statement relates to shares that may be issued pursuant to the Trust’s Shareholder Investment Program and pursuant to privately negotiated transactions. The Amendment is being filed in reliance on Section 8(c) of the Securities Act of 1933, as amended, and the Amendment must be declared effective by the Commission.

This Amendment to the registration statement is being filed for the purpose of responding to comments from the staff of the U.S. Securities and Exchange Commission and to make certain other changes.

Should you have any questions concerning the attached filing, please contact the undersigned at (617) 854-2418 or Jay Stamper at (480) 477-2660.

Very truly yours,

/s/ Kathleen M. Nichols

Kathleen M. Nichols

cc:                                Kristen Freeman, Esq.

Timothy W. Diggins, Esq.

Elizabeth J. Reza, Esq.